Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Intangible Assets, Net [Abstract]
Amortization expense	$ 5,030	$ 5,523	$ 5,131